NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

18. NON-CONTROLLING INTEREST

On April 1, 2019, the Company transferred 2,000,000 of its shares in sBetOne to a third-party and cancelled 1,097,826 of its shares. Additionally, 2,097,826 shares of sBetOne were issued to third-parties, reducing the Company’s ownership in this subsidiary to 59.02%.

On March 15, 2023, the Company signed an agreement with its partner in the jointly owned subsidiary EnderbyWorks, LLC to become the 100% owner of the company. The agreement includes a secured promissory note of $1,828,000 from the partner to MetaWorks with an interest rate of 8% due and payable on July 6, 2024. There is also a royalty clause on the existing assets that EnderbyWorks will pay the former partner 50% of the first $6,000,000 in Net Revenue.

MetaWorks Platforms, Inc.

(formerly CurrencyWorks Inc.)

Notes to Consolidated Financial Statements

December 31, 2022 and 2021

18. NON-CONTROLLING INTEREST (CONT’D)

On August 12, 2021, the Company’s subsidiary sBetOne entered into a business combination with a related party, VON Acquisition Inc. (“VON”) whereby the Company exchanged its equity interest in sBetOne for equity interest in VON. The Company received 5,902,174 common shares or 6.31% of the total outstanding common shares of VON as at the date of the business combination. The transition from having a 59.02% ownership in sBetOne to having a 6.31% ownership in VON has led the Company to deconsolidate sBetOne in 2021, eliminate the related non-controlling interest from the Company’s financial statements, and record the equity investment in VON as of December 31, 2021.

On June 22, 2021, the Company incorporated a new Delaware subsidiary, EnderbyWorks, LLC, in which the Company owns 51%. The Company also has an 80% ownership in Motoclub LLC.

The following table sets forth a summary of the changes in non-controlling interest:

	December 31, 2022	December 31, 2021
Non-controlling interest beginning of the year	$(894,742)	(333,415)
Issuance of shares by EnderbyWorks, LLC	4,900	-
Net income	8,122	(912,269)
Deconsolidation	-	350,942
Non-controlling interest at December 31, 2022	$(881,720)	(894,742)